UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 28, 2013

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Opus Trading Fund, LLC
Address:       One Jericho Plaza
               Jericho, New York 11753-1635

Form 13F File Number:  028-13215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Mark Peckman
Title:         General Counsel
Phone:         516-822-0202


Signature, Place, and Date of Signing:

/s/ Mark Peckman           Jericho, New York             04/03/13
----------------           -----------------             --------
   [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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
                                TITLE OF                   VALUE     SHARES/    SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                  CLASS            CUSIP     x($1000)  PRN AMT    PRN CALL DISCRETN  MANAGERS      SOLE    SHARED NONE
------------------------------  ---------------- --------- --------  --------   -------  --------  ---------   -------- ------------
AMAZON  INC COM                 COM              023135106  426      1,600       SH      DEFINED   01, 02      1,600
                                                                                         OTHER     03
AMAZON COM INC                  PUT              023135956  650      2,500          PUT  DEFINED   01, 02      2,500
                                                                                         OTHER     03
AMERICAN INTL G                 COM              026874784  266      6,861       SH      DEFINED   01, 02      6,861
                                                                                         OTHER     03
APPLE INC                       PUT              037833950  218      500            PUT  DEFINED   01, 02      500
                                                                                         OTHER     03
ARCHER DANIELS                  COM              039483102  371      11,000      SH      DEFINED   01, 02      11,000
                                                                                         OTHER     03
BANK OF AMERICA                 COM              060505104  725      59,500      SH      DEFINED   01, 02      59,500
                                                                                         OTHER     03
BARCLAYS BK PLC                 VIX              06740C188  634      31,300      SH      DEFINED   01, 02      31,300
                                                                                         OTHER     03
BIOGEN IDEC INC                 COM              09062X103  886      4,600       SH      DEFINED   01, 02      4,600
                                                                                         OTHER     03
BOSTON SCIENTIF                 COM              101137107  177      22,679      SH      DEFINED   01, 02      22,679
                                                                                         OTHER     03
CELGENE CORP                    COM              151020104  1,182    10,200      SH      DEFINED   01, 02      10,200
                                                                                         OTHER     03
CHIPOTLE MEXICA                 COM              169656105  456      1,400       SH      DEFINED   01, 02      1,400
                                                                                         OTHER     03
COMPANHIA DE BE                 PFD              20441W203  203      4,800       SH      DEFINED   01, 02      4,800
                                                                                         OTHER     03
CYTOKINETICS IN                 COM              23282W100  16       13,900      SH      DEFINED   01, 02      13,900
                                                                                         OTHER     03
DIREXION SHS ET                 BULL             25459Y694  248      1,500       SH      DEFINED   01, 02      1,500
                                                                                         OTHER     03
DIREXION SHS ET                 PUT              25459Y954  7,166    45,000         PUT  DEFINED   01, 02      45,000
                                                                                         OTHER     03
DOLLAR GEN CORP                 COM              256677105  202      4,000       SH      DEFINED   01, 02      4,000
                                                                                         OTHER     03
EBAY INC                        COM              278642103  2,329    42,959      SH      DEFINED   01, 02      42,959
                                                                                         OTHER     03
EBAY INC                        PUT              278642953  3,554    67,700         PUT  DEFINED   01, 02      67,700
                                                                                         OTHER     03
ELDORADO GOLD C                 COM              284902103  120      12,559      SH      DEFINED   01, 02      12,559
                                                                                         OTHER     03
EOG RES INC                     COM              26875P101  512      4,000       SH      DEFINED   01, 02      4,000
                                                                                         OTHER     03
EXPEDITORS INTL                 COM              302130109  253      7,091       SH      DEFINED   01, 02      7,091
                                                                                         OTHER     03
GOOGLE INC CL                   A                38259P508  1,112    1,400       SH      DEFINED   01, 02      1,400
                                                                                         OTHER     03
GREEN MTN COFFE                 COM              393122106  870      15,334      SH      DEFINED   01, 02      15,334
                                                                                         OTHER     03
INTERNATIONAL B                 COM              459200101  860      4,030       SH      DEFINED   01, 02      4,030
                                                                                         OTHER     03
ISHARES INC MSC                 CAPP             464286400  2,435    44,700      SH      DEFINED   01, 02      44,700
                                                                                         OTHER     03
ISHARES TR                      PUT              464289952  317      2,700          PUT  DEFINED   01, 02      2,700
                                                                                         OTHER     03
ISHARES TR BARC                 YR               464287432  335      2,849       SH      DEFINED   01, 02      2,849
                                                                                         OTHER     03
ISHARES TR FTSE                 IDX              464287184  2,696    73,000      SH      DEFINED   01, 02      73,000
                                                                                         OTHER     03
JOHNSON & JOHNS                 COM              478160104  260      3,195       SH      DEFINED   01, 02      3,195
                                                                                         OTHER     03
LAS VEGAS SANDS                 COM              517834107  1,440    25,550      SH      DEFINED   01, 02      25,550
                                                                                         OTHER     03
LIN TV CORP CL                  A                532774106  129      11,768      SH      DEFINED   01, 02      11,768
                                                                                         OTHER     03
MARKET VECTORS                  ETF              57060U506  2,434    87,700      SH      DEFINED   01, 02      87,700
                                                                                         OTHER     03
MASTERCARD INC                  PUT              57636Q954  530      1,000          PUT  DEFINED   01, 02      1,000
                                                                                         OTHER     03
METROPCS MUNICA                 COM              591708102  900      82,562      SH      DEFINED   01, 02      82,562
                                                                                         OTHER     03
MGIC INVT CORP                  COM              552848103  815      164,655     SH      DEFINED   01, 02      164,655
                                                                                         OTHER     03
MICROSOFT CORP                  COM              594918104  409      14,300      SH      DEFINED   01, 02      14,300
                                                                                         OTHER     03
MONSTER WORLDWI                 COM              611742107  55       10,831      SH      DEFINED   01, 02      10,831
                                                                                         OTHER     03
MSTERCARD INC C                 A                57636Q104  1,515    2,800       SH      DEFINED   01, 02      2,800
                                                                                         OTHER     03
NETFLIX INC                     COM              64110L106  738      3,900       SH      DEFINED   01, 02      3,900
                                                                                         OTHER     03
NETFLIX INC                     PUT              64110L956  2,367    12,900         PUT  DEFINED   01, 02      12,900
                                                                                         OTHER     03
OCCIDENTAL PETE                 COM              674599105  341      4,353       SH      DEFINED   01, 02      4,353
                                                                                         OTHER     03
OLIN CORP COM P                 $1               680665205  251      9,949       SH      DEFINED   01, 02      9,949
                                                                                         OTHER     03
OREXIGEN THERAP                 COM              686164104  106      16,900      SH      DEFINED   01, 02      16,900
                                                                                         OTHER     03
PHILLIPS 66                     COM              718546104  1,095    15,644      SH      DEFINED   01, 02      15,644
                                                                                         OTHER     03
PIONEER ENERGY                  COM              723664108  103      12,457      SH      DEFINED   01, 02      12,457
                                                                                         OTHER     03
PROSHARES TR PS                 20YRS            74347B201  1,051    16,000      SH      DEFINED   01, 02      16,000
                                                                                         OTHER     03
PROSHARES TR UL                 S&P500           74347X864  585      5,000       SH      DEFINED   01, 02      5,000
                                                                                         OTHER     03
RED HAT INC                     COM              756577102  541      10,700      SH      DEFINED   01, 02      10,700
                                                                                         OTHER     03
ROVI CORP                       CALL             779376902  270      12,000         CALL DEFINED   01, 02      12,000
                                                                                         OTHER     03
SALESFORCE  INC                 COM              79466L302  429      2,400       SH      DEFINED   01, 02      2,400
                                                                                         OTHER     03
SEAGATE TECHNOL                 SHS              G7945M107  548      14,995      SH      DEFINED   01, 02      14,995
                                                                                         OTHER     03
SELECT SECTOR S                 TECHNOL          81369Y803  345      11,400      SH      DEFINED   01, 02      11,400
                                                                                         OTHER     03
SELECT SECTOR S                 PUT              81369Y956  592      7,500          PUT  DEFINED   01, 02      7,500
                                                                                         OTHER     03
SPDR DOW JONES                  1                78467X109  218      1,500       SH      DEFINED   01, 02      1,500
                                                                                         OTHER     03
SPDR S&P 500 ET                 PUT              78462F953  2,517    16,200         PUT  DEFINED   01, 02      16,200
                                                                                         OTHER     03
SPRINT NEXTEL C                 1                852061100  2,449    394,324     SH      DEFINED   01, 02      394,324
                                                                                         OTHER     03
SPRINT NEXTEL C                 CALL             852061900  390      56,500         CALL DEFINED   01, 02      56,500
                                                                                         OTHER     03
SYCAMORE NETWOR                 COM              871206405  4        10,761      SH      DEFINED   01, 02      10,761
                                                                                         OTHER     03
TIME WARNER INC                 COM              887317303  1,276    22,140      SH      DEFINED   01, 02      22,140
                                                                                         OTHER     03
TURQUOISE HILL                  COM              900435108  121      19,000      SH      DEFINED   01, 02      19,000
                                                                                         OTHER     03
TWO HBRS INVT C                 COM              90187B101  157      12,450      SH      DEFINED   01, 02      12,450
                                                                                         OTHER     03
TYSON FOODS INC                 A                902494103  1,275    51,366      SH      DEFINED   01, 02      51,366
                                                                                         OTHER     03
VIS INC COM CL                  A                92826C839  594      3,500       SH      DEFINED   01, 02      3,500
                                                                                         OTHER     03
VRINGO INC                      COM              92911N104  74       23,500      SH      DEFINED   01, 02      23,500
                                                                                         OTHER     03
WESTERN DIGITAL                 COM              958102105  830      16,500      SH      DEFINED   01, 02      16,500
                                                                                         OTHER     03
WISDOMTREE TRUS                 FD               97717W422  2,644    147,200     SH      DEFINED   01, 02      147,200
                                                                                         OTHER     03
ZIOPHARM ONCOLO                 COM              98973P101  44       24,000      SH      DEFINED   01, 02      24,000
                                                                                         OTHER     03

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:              3
Form 13F Information Table Entry Total:         67
Form 13F Information Table Value Total:         59,661
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number       CIK Number    Name
01    28-13927                   0001491980    Amity Trading Partners LLC
02    28-13268                   0001425994    Schonfeld Group Holdings, LLC
03    28-13270                   0001450323    Amity Advisers LLC

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